Premises and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant and Equipment Useful Life And Values [Abstract]
Depreciation and amortization expense for premises and equipment, net	$ 39.7	$ 24.5	$ 11.9
Amortization expense	$ 30.8	$ 19.5	$ 9.0